Labor cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 11,845,280	¥ 10,590,084	[1]	¥ 8,043,406
Publicly administered retirement plan for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	1,179,000	1,156,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 1,135,000	¥ 1,110,000
Publicly administered retirement plan for PRC employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	14.00%	14.00%
Publicly administered retirement plan for PRC employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	22.00%	22.00%
Supplementary defined contribution retirement scheme for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	¥ 483,000	¥ 312,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	465,000	299,000
Central provident funds for Singapore employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	17,530	19,920
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 17,530	¥ 19,920
Central provident funds for Singapore employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	6.50%	6.50%
Central provident funds for Singapore employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	16.00%	16.00%
Housing funds for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	¥ 802,000	¥ 784,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	764,000	748,000
Social insurance for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	930,000	901,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 886,000	¥ 857,000

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).